Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.00001
Common stock, shares authorized	1,500,000,000
Common stock, shares issued	1
Common stock, shares outstanding	1
Common Class A [Member]
Common stock, par value	$ 0.00001
Common stock, shares authorized	800,000,000
Common Class B [Member]
Common stock, par value	$ 0.00001
Common stock, shares authorized	200,000,000
DT Cloud Star Acquisition Corp [Member]
Temporary equity, shares authorized	1,652,509	1,652,509	6,900,000
Temporary equity, redemption price per share	$ 11.15	$ 10.82	$ 10.21
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,000,900	2,000,900	2,000,900
Common stock, shares outstanding	2,000,900	2,000,900	2,000,900
PRIMEGEN US, INC. [Member] | Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	22,914,383	22,739,106	20,481,767
Common stock, shares outstanding	22,914,383	22,739,106	20,481,767
PRIMEGEN US, INC. [Member] | Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	100,000,000	100,000,000	100,000,000